Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Business Segment Information

14.  Business Segment Information

As announced in November 2011, MetLife reorganized its business into three broad geographic regions. As a result, in the first quarter of 2012, the Company reorganized into two segments: Retail Products and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other. Prior period results have been revised in connection with this reorganization.

The Retail Products segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses: Annuities and Life. Annuities include a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs. Life insurance products include variable life, universal life, term life and whole life products, including participating business.

The Corporate Benefit Funding segment includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets.

Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations and non-medical health business, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

•       Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”); and

•       Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment, (ii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

•       Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs (“GMIB Costs”), and (iii) market value adjustments associated with surrenders or terminations of contracts (“Market Value Adjustments”);

•       Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

•       Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

•       Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•       Other expenses excludes costs related to implementation of new insurance regulatory requirements and business combinations.

In 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years' results for Retail Products and total consolidated operating earnings have been reduced by $28 million, net of $15 million of income tax, and $47 million, net of $25 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011 and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's business.

Effective January 1, 2011, MetLife updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to MetLife's economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income.

	Operating Earnings
		Corporate
	Retail	Benefit	Corporate			Total
Year Ended December 31, 2011	Products	Funding	& Other	Total	Adjustments	Consolidated

	(In millions)
Revenues
Premiums	$704	$1,071	$53	$1,828	$0	$1,828
Universal life and investment-type
product policy fees	1,764	34	36	1,834	122	1,956
Net investment income	1,416	1,175	188	2,779	295	3,074
Other revenues	502	5	1	508	0	508
Net investment gains (losses)	0	0	0	0	35	35
Net derivative gains (losses)	0	0	0	0	1,119	1,119
Total revenues	4,386	2,285	278	6,949	1,571	8,520
Expenses
Policyholder benefits and claims	889	1,598	53	2,540	120	2,660
Interest credited to policyholder
account balances	988	180	0	1,168	21	1,189
Capitalization of DAC	(1,278)	(7)	(57)	(1,342)	0	(1,342)
Amortization of DAC and VOBA	788	4	6	798	358	1,156
Interest expense on debt	0	0	67	67	322	389
Other expenses	2,482	42	164	2,688	24	2,712
Total expenses	3,869	1,817	233	5,919	845	6,764
Provision for income tax expense
(benefit)	181	164	(68)	277	246	523
Operating earnings	$336	$304	$113	753
Adjustments to:
Total revenues				1,571
Total expenses				(845)
Provision for income tax (expense) benefit				(246)
Net income (loss)				$1,233		$1,233

		Corporate
	Retail	Benefit	Corporate
At December 31, 2011:	Products	Funding	& Other	Total

	(In millions)

Total assets	$120,633	$30,836	$19,595	$171,064
Separate account assets	$70,679	$1,880	$0	$72,559
Separate account liabilities	$70,679	$1,880	$0	$72,559

	Operating Earnings
		Corporate
	Retail	Benefit	Corporate			Total
Year Ended December 31, 2010	Products	Funding	& Other	Total	Adjustments	Consolidated

	(In millions)
Revenues
Premiums	$417	$643	$7	$1,067	$0	$1,067
Universal life and investment-type
product policy fees	1,509	29	15	1,553	86	1,639
Net investment income	1,418	1,102	210	2,730	423	3,153
Other revenues	454	6	43	503	0	503
Net investment gains (losses)	0	0	0	0	150	150
Net derivative gains (losses)	0	0	0	0	58	58
Total revenues	3,798	1,780	275	5,853	717	6,570
Expenses
Policyholder benefits and claims	659	1,159	12	1,830	75	1,905
Interest credited to policyholder
account balances	954	193	96	1,243	28	1,271
Capitalization of DAC	(800)	(4)	(54)	(858)	0	(858)
Amortization of DAC and VOBA	686	2	10	698	72	770
Interest expense on debt	0	0	70	70	402	472
Other expenses	1,828	36	124	1,988	0	1,988
Total expenses	3,327	1,386	258	4,971	577	5,548
Provision for income tax expense
(benefit)	165	139	(50)	254	49	303
Operating earnings	$306	$255	$67	628
Adjustments to:
Total revenues				717
Total expenses				(577)
Provision for income tax (expense) benefit				(49)
Net income (loss)				$719		$719

		Corporate
	Retail	Benefit	Corporate
At December 31, 2010:	Products	Funding	& Other	Total

	(In millions)

Total assets	$103,263	$30,491	$20,659	$154,413
Separate account assets	$59,994	$1,625	$0	$61,619
Separate account liabilities	$59,994	$1,625	$0	$61,619

	Operating Earnings
		Corporate
	Retail	Benefit	Corporate			Total
Year Ended December 31, 2009	Products	Funding	& Other	Total	Adjustments	Consolidated

	(In millions)
Revenues
Premiums	$455	$849	$8	$1,312	$0	$1,312
Universal life and investment-type
product policy fees	1,308	29	5	1,342	38	1,380
Net investment income	1,260	1,061	43	2,364	(31)	2,333
Other revenues	592	6	0	598	0	598
Net investment gains (losses)	0	0	0	0	(835)	(835)
Net derivative gains (losses)	0	0	0	0	(1,031)	(1,031)
Total revenues	3,615	1,945	56	5,616	(1,859)	3,757
Expenses
Policyholder benefits and claims	644	1,360	9	2,013	52	2,065
Interest credited to policyholder
account balances	984	265	91	1,340	(39)	1,301
Capitalization of DAC	(671)	(2)	(30)	(703)	0	(703)
Amortization of DAC and VOBA	560	3	2	565	(292)	273
Interest expense on debt	0	2	69	71	0	71
Other expenses	1,574	34	86	1,694	(1)	1,693
Total expenses	3,091	1,662	227	4,980	(280)	4,700
Provision for income tax expense
(benefit)	184	97	(138)	143	(554)	(411)
Operating earnings	$340	$186	$(33)	493
Adjustments to:
Total revenues				(1,859)
Total expenses				280
Provision for income tax (expense) benefit				554
Net income (loss)				$(532)		$(532)

Substantially all of the Company's premiums, universal life & investment-type product policy fees and other revenue are derived from life insurance products for each of the years ended December 31, 2011, 2010 and 2009.

Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $5.7 billion, $5.1 billion and $4.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 83%, 87% and 84%, respectively, of consolidated operating revenues.